Provisions	12 Months Ended
Mar. 29, 2026
Provisions [abstract]
Provisions	Provisions
Provisions consist primarily of amounts recorded with respect to customer warranty obligations, sales returns, and asset retirement obligations.
The provision for warranty claims represents the present value of management’s best estimate of the future outflow of economic resources that will be required to meet the Company’s obligations for warranties upon the sale of goods, which may include repair or replacement of previously sold products. The estimate has been made on the basis of historical warranty trends and may vary as a result of new materials, altered manufacturing processes, customer behaviour and expectations, or other events affecting product quality and production.
Sales returns relate primarily to goods sold through the DTC segment which have a limited right of return (typically within 30 days), or exchange only, in certain jurisdictions.
Asset retirement obligations relate to legal obligations associated with the retirement of tangible long-lived assets, primarily for leasehold improvements that the Company is contractually obligated to remove at the end of the lease term. The Company recognizes the liability when such obligations are incurred. The fair value of the liability is estimated based on a number of assumptions requiring management’s judgment, including closing costs and inflation rates, and is accreted to its projected future value over time.

	Warranty	Sales returns	Asset retirement obligations	Total
	$	$	$	$
March 31, 2024	30.3	18.8	14.3	63.4
Additional provisions recognized	6.2	8.5	1.4	16.1
Reductions resulting from settlement	(7.5)	(15.7)	—	(23.2)
Release of provisions	—	(1.2)	(0.2)	(1.4)
Other	—	0.6	0.6	1.2
March 30, 2025	29.0	11.0	16.1	56.1
Additional provisions recognized	5.8	20.6	3.4	29.8
Reductions resulting from settlement	(5.2)	(7.4)	(0.2)	(12.8)
Release of provisions	(0.8)	(7.4)	—	(8.2)
Other	—	—	(0.1)	(0.1)
March 29, 2026	28.8	16.8	19.2	64.8
Provisions are classified as current and non-current liabilities based on management’s expectation of the timing of settlement, as follows:

	March 29, 2026	March 30, 2025
	$	$
Current provisions	45.8	40.1
Non-current provisions	19.0	16.0
Provisions	64.8	56.1